INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE－5 INVENTORIES

The Company’s inventories were as follows:-

	As of December 31,
	2025	2024
	US$’000	US$’000

Statement of financial position
Finished goods	43,819	46,041
Written down	(1,423)	(943)

	42,396	45,098

	Financial Years Ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Statement of comprehensive income
Inventories recognized as an expense in cost of sales	27,316	12,947	22,115